Prepaid Expenses And Other Current Assets (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Prepaid Expenses And Other Current Assets [Abstract]
Other prepaid expenses	$ 951	$ 767
Prepaid insurance	1,958	1,895
Prepaid leases	122	121
Supply inventory	1,221	1,219
Deposits	320	321
Total prepaid expenses and other	$ 4,572	$ 4,323